LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MAY 18, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2018 OF

CLEARBRIDGE INTERNATIONAL GROWTH FUND,

CLEARBRIDGE SMALL CAP FUND, AND

CLEARBRIDGE VALUE TRUST

It is currently anticipated that on or about July 1, 2018, ClearBridge, LLC will transfer the Investment Management and Advisory Agreement concerning each fund to ClearBridge Investments, LLC. At that time, ClearBridge, LLC will also transfer its rights and obligations under the Sub-Administration Agreement with Legg Mason Partners Fund Adviser, LLC and the subadvisory agreement with Western Asset Management Company, LLC (formerly known as Western Asset Management Company) to ClearBridge Investments, LLC. Both ClearBridge, LLC and ClearBridge Investments, LLC are wholly owned subsidiaries of Legg Mason, Inc. There will be no changes to the portfolio managers of a fund as a result of the transfer, as the portfolio managers serve in the same roles under ClearBridge Investments, LLC.

Effective as of July 1, 2018, the first paragraph of the section titled “Investment Manager/Administrator/Subadviser” in the funds’ Statement of Additional Information is replaced with the following:

ClearBridge Investments, LLC, a Delaware limited liability company, has offices at 620 Eighth Avenue, New York, New York 10018. ClearBridge is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of LMIS and LMPFA. ClearBridge serves as manager and investment adviser to each fund pursuant to a separate Investment Advisory and Management Agreement with each fund (each, a “Management Agreement”).

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In addition, all references in the funds’ statement of additional information to “ClearBridge, LLC” are replaced with “ClearBridge Investments, LLC”. All references to “ClearBridge” shall be references to ClearBridge Investments, LLC, except that, with respect to the disclosure regarding the management fees paid by the funds for the fiscal years ended October 31, 2017, 2016 and 2015, references to “ClearBridge” shall be to “ClearBridge, LLC”.

Effective May 18, 2018, the following disclosure is added to the Statement of Additional Information for ClearBridge International Growth Fund only.

Risks of Investments in China A-shares through the Stock Connect Program. The International Growth Fund may invest in China A-shares of certain Chinese companies through the Shanghai-Hong Kong Stock Connect and/or the Shenzhen-Hong Kong Stock Connect program (“Connect Program”). The Connect Program is subject to quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict the International Growth Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The Shanghai or Shenzhen market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is unknown. In addition, there is no assurance that the necessary systems required to operate the Connect Program will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems do not function properly, trading through the Connect Program could be disrupted.

The Connect Program is subject to regulations promulgated by regulatory authorities for both exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the exchanges will continue to support the Connect Program in the future. Investments in China A-shares may not be covered by the securities investor protection programs of an exchange and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of an exchange defaulted, the fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. It is currently unclear whether applicable courts would consider that the fund, rather than the nominee, is the beneficial owner of China A-shares purchased through the Connect Program. Therefore, the fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security. The fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons. Similarly, the fund may not be able to appoint proxies or participate in shareholders’ meetings due to current limitations on the use of multiple proxies in China. Because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, the fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that the fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China-A share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If the fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to these limitations. In addition, it is not currently clear whether all accounts managed by an adviser and/or its affiliates will be aggregated for purposes of this limitation. If that is the case, it makes it more likely that the fund’s profits may be subject to these limitations.

Effective May 18, 2018, the following list replaces the corresponding list in the funds’ Statement of Additional Information under the subsection titled “Disclosure of Portfolio Holdings – Ongoing Arrangements”:

Set forth below is a list, as of May 18, 2018, of those parties with whom the manager, on behalf of the fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the maximum frequency of the release under such arrangements, and the minimum length of the lag, if any, between the date of the information and the date on which the information is disclosed. The ongoing arrangements may vary for each party, and it is possible that not every party will receive information for the fund. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination
1919 Investment Counsel, LLC	Daily	None
Barclays Bank PLC	Daily	None
Best Alternative Outsourcing Services LLP	Daily	None
Bloomberg AIM	Daily	None
Bloomberg L.P.	Daily	None
Bloomberg Portfolio Analysis	Daily	None
Brown Brothers Harriman	Daily	None
Citco	Daily	None
Charles River	Daily	None
Emerging Portfolio Fund Research, Inc. (EPFR), an Informa Company	Monthly	None
Enfusion Systems	Daily	None
ENSO LP	Daily	None

Recipient	Frequency	Delay Before Dissemination
eVestment Alliance	Quarterly	8-10 Days
EZE Order Management System	Daily	None
FactSet	Daily	None
HSBC Global Asset Management	Daily	None
Institutional Shareholder Services	Daily	None
ITG	Daily	None
Kailash Concepts	Monthly	None
Middle Office Solutions, LLC	Daily	None
Morgan Stanley Capital Inc.	Daily	None
Morningstar	Daily	None
NaviSite, Inc.	Daily	None
StarCompliance	Daily	None
State Street Bank and Trust Company	Daily	None
SunGard/Protegent (formerly Dataware)	Daily	None
The Bank of New York Mellon	Daily	None
The Northern Trust Company	Daily	None
The Northern Trust Melbourne	Daily	None
Thomson	Semi-annually	None
Thomson Reuters	Daily	None
VPD Financial Software Consulting	Daily	None

Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay Before Dissemination
Broadridge	Daily	None
Deutsche Bank	Monthly	6-8 Business Days
DST International plc (DSTi)	Daily	None
Electra Information Systems	Daily	None
Fidelity	Quarterly	5 Business Days
Fitch	Monthly	6-8 Business Days
Frank Russell	Monthly	1 Day
Glass Lewis & Co.	Daily	None
Informa Investment Solutions	Quarterly	8-10 Days
Interactive Data Corp	Daily	None
Liberty Hampshire	Weekly and Month End	None
RBC Investor and Treasury Services	Daily	None
S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day
SunTrust	Weekly and Month End	None

Please retain this supplement for future reference.

CBAX454521

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